[front cover]
                                                              FEBRUARY 28, 1999

ANNUAL REPORT
-----------------
AMERICAN CENTURY

[graphic of stairs]


PRIME MONEY MARKET

                         [american century logo(reg.sm)]
                                    American
                                     Century

[inside front cover]

AMERICAN CENTURY KEEPS WITH TRADITION
--------------------------------------------------------------------------------

FOLLOWING BENHAM'S FOOTSTEPS

On March 1, we made it easier for you to do business with us. We simplified our organizational structure by eliminating the venerable Benham and Twentieth Century names, and putting all our funds under American Century. The name change will not affect your funds' investment management--the proven Benham investment philosophy, experienced portfolio management teams, and legacy of innovation and high-quality performance remain.

CONSISTENT, SOLID PERFORMANCE--We'll continue to adhere to the investment practices that have helped our fixed-income funds perform so well over the years. In 1998, two-thirds of American Century bond funds beat their peer group average, according to Lipper, Inc.

CONSISTENT INVESTMENT PHILOSOPHY--American Century fixed-income funds will continue to offer a "pure play" on their sector of the market, as they did under Benham.

CONTINUITY OF THE MANAGEMENT TEAM--The investment process is not all that remains the same; we've retained our core team of experienced fixed-income portfolio managers.

    * Experience--The more than 35 fixed-income investment professionals at American Century have an average of nine years of investment management experience.

    * Bigger and better--Since American Century was formed, we've doubled the size of the original Benham management team in our Mountain View, California office.

TRADITION OF INNOVATION--Like Benham before it, American Century is a leader in fixed-income fund innovation. For example, we introduced a total of four new fixed-income funds in the last three years, including the first no-load inflation-adjusted bond fund.

We continue to run our fixed-income operation from our offices in Mountain View, California, which is also home to our walk-in Investor Center.

We look forward to continuing to meet your fixed-income investment needs in the Benham tradition.

WHAT'S NEW . . .

    We now classify our funds in easy-to-remember categories based on objective and risk. The four objective categories are: CAPITAL PRESERVATION, INCOME, GROWTH AND INCOME, and GROWTH. The three risk categories are: CONSERVATIVE, MODERATE, and AGGRESSIVE. This new classification system makes it easier for investors to identify which funds are right for them.

    Turn to the inside back cover of this report to see a list of the funds classified by objective and risk. For definitions of the fund categories, see the Glossary.

Past performance is no guarantee of future results.

[left margin]

PRIME MONEY MARKET
(BPRXX)
-------------------------------------------------------------------------------


Our Message to You
--------------------------------------------------------------------------------
/photo of James E. Stowers III and James E. Stowers, Jr./
James E. Stowers III, seated, with James E. Stowers, Jr.

     During the year ended February 28, 1999, the U.S. financial markets experienced a dramatic shift in expectations that caused inflation predictions and interest rates to seesaw. When we addressed you six months ago in Prime's semiannual report, the economic outlook appeared grim--financial problems in Asia, Russia, and Latin America sent the domestic stock market reeling and pushed U.S. bond yields to record lows. Volatility was so rampant that the Federal Reserve (the U.S. central bank) cut short-term interest rates for the first time in three years to bolster the economy and help stabilize markets worldwide.

     Three interest rate cuts by the Fed in six weeks appeared to bolster investor confidence, which, in turn, helped produce a dramatic stock market rebound. By February, the most widely followed U.S. stock market indices resumed hitting new highs after a six-month hiatus. The stock market's revival and the strongest quarterly economic surge in two years caused inflation fears to return. Interest rates rose reflexively, even though inflation remained at its lowest level in a dozen years.

     Investors who couldn't quite stomach the market upheavals, or simply had short-term financial goals or liquidity needs to meet, found money market funds such as Prime a relatively stable place for their money. Prime is one of nine money market funds offered by American Century, which has provided these capital preservation and portfolio diversification funds for savers and investors since 1972. The nine funds range from the top credit quality of Treasury bills to the higher yields of short-term corporate debt to the tax-exempt income of municipal securities.

     We've recently made some changes in the way we classify our funds that we hope will make it easier for you to identify and select the money market, bond, stock, and other funds that best meet your investment needs. We reorganized our entire family of 71 funds based on investment goals and risk levels (see the front and back inside covers of this report for more details).

     In addition, to help you better understand your fund, Prime Money Market shareholders will receive a new simplified prospectus in July. This document will provide the fund information you need in clear and straightforward language, and it includes helpful tips and definitions of investment terms.

     We want your experience with American Century to be rewarding, and we appreciate your continued confidence in us.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III
James E. Stowers, Jr.                    James E. Stowers III
Chairman of the Board and Founder        Chief Executive Officer

[right margin]

          Table of Contents
   Report Highlights ........    2
   Frequently Asked Questions    3
PRIME MONEY MARKET
   Performance Information ..    4
   Portfolio at a Glance ....    4
   Management Q&A ...........    5
   Portfolio Composition
      by Security Type ......    5
   Portfolio Composition
      by Credit Rating ......    6
   Schedule of Investments ..    7
FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities ...........   11
   Statement of Operations ..   12
   Statements of Changes
      in Net Assets .........   13
   Notes to Financial
      Statements ............   14
   Financial Highlights .....   17
   Report of Independent
      Accountants ...........   19
OTHER INFORMATION
   Share Class and Retirement
      Account Information ...   20
   Background Information
      Investment Philosophy
         and Policies .......   21
      Comparative Indices ...   21
      Lipper Rankings .......   21
      Credit Rating
         Guidelines .........   21
      Investment Team
         Leaders ............   21
   Glossary .................   22


                                                  www.americancentury.com      1


Report Highlights
--------------------------------------------------------------------------------

MARKET PERSPECTIVE

* Late in 1998, when it appeared that global economic turmoil might push the U.S. economy toward recession, the Federal Reserve (the Fed) cut short-term interest rates.

* As a result of the Fed's rate cuts--the first in nearly three years--yields on money market securities headed sharply lower.

* Although the U.S. economy was bolstered by the Fed's interest rate cuts, it remains vulnerable to financial events overseas.

* In light of somewhat mixed economic signals, we think that for now, the Fed is likely to maintain the same "wait-and-see" approach toward interest rates that it's taken so far this year.

MANAGEMENT Q&A

* Prime continued to perform well, finishing among the top 20% of its Lipper peers for the year ended February 28, 1999, based on total return.

* An overall decline in interest rates provided the backdrop for the decline in the fund's 7-day current yield, which slipped from 5.08% at the end of August 1998 to 4.49% by the end of February.

* We lengthened the fund's weighted average maturity a bit, extending to around 70 days between late October and early December. That extension helped us maintain a higher yield while enhancing returns.

*   Because we believed  that rates would remain  unchanged for the near future,
    we  continued  to  extend  Prime's  average   maturity   through   February,
    lengthening to 82 days.

* We extended the average maturity by adding high-quality certificates of deposit (CDs) issued by international banks to the portfolio, while decreasing Prime's commercial paper (CP) holdings. The net result was a substantial increase in the portfolio's overall credit quality.

* Going forward, we don't expect the Fed to change rates anytime soon, so we will probably keep Prime's average maturity longer than its historical norm.

* To accomplish that strategy, we expect to maintain our concentration in CDs, which should also help to maintain the portfolio's high credit quality.

[left margin]

"PRIME CONTINUED TO PERFORM WELL, FINISHING AMONG THE TOP 20% OF ITS LIPPER PEERS FOR THE YEAR ENDED FEBRUARY 28, 1999, BASED ON TOTAL RETURN."

           PRIME MONEY MARKET(1)
                 (BPRXX)
TOTAL RETURNS:             AS OF 2/28/99
    6 Months                    2.40%(2)
    1 Year                         5.07%
NET ASSETS:                 $2.9 billion
7-DAY CURRENT YIELD:               4.49%
INCEPTION DATE:                 11/17/93

(1)  Investor Class.
(2)  Not annualized.

See Total Returns on page 4.

Investment terms are defined in the Glossary on pages 22 and 23.


2      1-800-345-2021


Money Market Funds--Frequently Asked Questions
--------------------------------------------------------------------------------

CAN I MAKE DIRECT DEPOSITS INTO MY MONEY MARKET FUND ACCOUNT?

     Yes. You can arrange for direct deposit of your paycheck, Social Security check, Treasury Direct interest payment, military allotment, or payments from other government agencies. Give us a call, and we will send you the necessary information to set it up.

WHAT IS THE HOLDING PERIOD ON NEW DEPOSITS INTO MY ACCOUNT?

     Generally, there is an eight-business-day holding period for deposited funds (initial investments in a new account are held for 15 calendar days). There is a one-business-day holding period for U.S. Treasury checks, money orders, and travelers' checks.

IS THERE A LIMIT ON THE NUMBER OF CHECKS I CAN WRITE ON MY MONEY MARKET ACCOUNT?

     No. You can write as many checks as you like at no charge, as long as each check is for $100 or more.

IS THERE AN EASY WAY TO MOVE MONEY FROM MY MONEY MARKET FUND INTO A STOCK OR BOND FUND?

     Yes. Moving money between funds is called an exchange, and there is no limit on the number of exchanges you can make out of a money market fund account. However, there is a limit of six exchanges per calendar year out of stock and bond fund accounts.

     Exchanges can be made by:

*    visiting our Web site at
     www.americancentury.com*

*    using our Automated Information Line (1-800-345-8765)*

*    calling an Investor Relations Representative at 1-800-345-2021*

*    writing us a letter

HOW DO I DECIDE WHETHER A TAXABLE MONEY MARKET FUND OR A TAX-FREE MONEY MARKET FUND IS RIGHT FOR ME?

     The most important factor to consider is your tax bracket. Tax-free money market funds typically offer lower yields than taxable funds, but you pay no federal income taxes on the income from a tax-free fund.

     If you are in one of the higher federal income tax brackets, taxes will eat up a big part of your income from a taxable money market fund, so a tax-free investment may be better for you. If you're in a lower tax bracket, then you can usually earn more in a taxable fund even after taxes are deducted.

     We can help you figure it out. If you give us a call and tell us what tax bracket you're in, we can tell you whether you're likely to earn more after-tax income in a tax-free or a taxable money market fund.

IF YOU HAVE ANY QUESTIONS ABOUT OUR MONEY MARKET FUNDS, CALL US TOLL FREE AT 1-800-345-2021 OR E-MAIL US AT OUR WEB SITE, WWW.AMERICANCENTURY.COM.

* Before an investor can make an exchange via calling an Investor Relations Representative, using our Automated Information Line, or via our Web site, the shareholder must have first provided us with authorization, in writing, to do so.

[right margin]

A FASTER AND EASIER WAY TO DEPOSIT MUTUAL FUND DISTRIBUTIONS

If you prefer to get your fund dividend or capital gains distributions sent to you instead of reinvesting them, there are a couple of ways that you can get access to this money faster than waiting for a check in the mail:

* YOU CAN HAVE DISTRIBUTIONS DEPOSITED DIRECTLY INTO YOUR MONEY MARKET ACCOUNT. The money will be deposited the same day that the distributions are paid.

* DISTRIBUTIONS CAN BE SENT ELECTRONICALLY TO YOUR BANK ACCOUNT. The money will be available in your bank account within three days.

Contact our Investor Relations Representatives to set up either of these options.


                                                  www.americancentury.com      3


Prime Money Market--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF FEBRUARY 28, 1999

                                         INVESTOR CLASS (INCEPTION 11/17/93)                     ADVISOR CLASS (INCEPTION 8/28/98)
                            PRIME       90-DAY TREASURY      MONEY MARKET INSTRUMENT FUNDS(2)         PRIME       90-DAY TREASURY
                        MONEY MARKET       BILL INDEX       AVERAGE RETURN     FUND'S RANKING      MONEY MARKET      BILL INDEX
                        ------------       ----------       --------------     --------------      ------------      ----------
6 MONTHS(1) ............    2.40%             2.20%             2.25%                --                2.27%            2.20%
1 YEAR .................    5.07%             4.77%             4.76%           57 OUT OF 312           --               --
==============================================================================================================================
AVERAGE ANNUAL RETURNS
==============================================================================================================================
3 YEARS ................    5.13%             5.03%             4.84%           46 OUT OF 271           --               --
5 YEARS ................    5.18%             5.07%             4.84%           17 OUT OF 203           --               --
LIFE OF FUND ...........    5.09%             4.98%(3)          4.74%(3)        15 OUT OF 197(3)      2.31%(1)         2.20%(4)

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

(3) Since 11/30/93, the date nearest the class's inception for which data are available.

(4) Since 8/31/98, the date nearest the class's inception for which data are available.

See pages 20-22 for more information about share classes, returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE
                                     2/28/99           2/28/98
NUMBER OF ISSUERS                      67                58
WEIGHTED AVERAGE
   MATURITY                          82 DAYS           65 DAYS
EXPENSE RATIO (FOR
   INVESTOR CLASS)                    0.58%             0.50%

YIELDS AS OF FEBRUARY 28, 1999
                                  INVESTOR CLASS
7-DAY CURRENT YIELD                   4.49%
7-DAY EFFECTIVE YIELD                 4.59%

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day yield more closely reflects earnings of the fund than the total return.


4      1-800-345-2021


Prime Money Market--Q&A
--------------------------------------------------------------------------------
/photo of John Walsh and Denise Tabacco/

     An interview with John Walsh and Denise Tabacco, portfolio managers on the Prime Money Market fund investment team.

HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED FEBRUARY 28, 1999?

     Prime continued to perform well, finishing among the top 20% of its Lipper peers. For the fiscal year, Prime's Investor Class shares returned 5.07%, compared with the 4.76% average return of the 312 "Money Market Instrument Funds" tracked by Lipper Inc. Prime's longer-term returns are similarly strong. (See the previous page for other fund performance comparisons.)

DESPITE PRIME'S SOLID PERFORMANCE, ITS YIELD DROPPED OVER THE LAST SIX MONTHS. WHY?

     An overall decline in interest rates provided the backdrop for the decline in the fund's 7-day current yield, which slipped from 5.08% at the end of August 1998 to 4.49% by the end of February.

     Interest rates tend to fall when the economy weakens--lower interest rates help stimulate growth. When it appeared that global economic turmoil might push the U.S. economy toward recession, the Federal Reserve (the Fed) lowered short-term interest rates last year. And not just once, but three times between late September and mid-November, reducing short-term rates a total of 75 basis points (0.75%--a basis point equals 0.01%).

     As a result of those reductions, yields on money market securities headed sharply lower.

IN LIGHT OF THE DECLINE IN INTEREST RATES, HOW DID YOU POSITION PRIME'S WEIGHTED AVERAGE MATURITY (WAM)?

     We lengthened the fund's WAM a bit, extending to around 70 days between late October and early December. (WAM indicates the average time until the securities in a portfolio mature, weighted by dollar amount.) That extension helped us maintain a higher yield for Prime because generally speaking, long-term securities yield more than short-term ones. The longer WAM was also one of the main factors leading to the fund's solid return for the period.

     We've maintained Prime's longer WAM thus far in 1999, but for different reasons. Global economies stabilized somewhat in early 1999, and with that stabilization came a change in the Fed's stance toward interest rates--in Congressional testimony during February, the Fed's chairman hinted that the U.S. central bank had officially shifted from a rate-lowering bias to a neutral one.

     Because that increased the likelihood that rates would remain unchanged for the near future, we continued to extend Prime's WAM, lengthening to 82 days by the end of February.

[right margin]

"AN OVERALL DECLINE IN INTEREST RATES PROVIDED THE BACKDROP FOR THE DECLINE IN THE FUND'S YIELD, WHICH SLIPPED FROM 5.08% AT THE END OF AUGUST 1998 TO 4.49% BY THE END OF FEBRUARY."

[pie charts - data below]

PORTFOLIO COMPOSITION BY SECURITY TYPE

AS OF FEBRUARY 28, 1999
Commercial Paper          62%
Variable-Rate Notes       19%
CDs                       11%
Asset-Backed Securities    4%
Other                      4%

AS OF AUGUST 31, 1998
Commercial Paper          71%
Variable-Rate Notes       18%
CDs                        5%
Asset-Backed Securities    5%
Other                      1%

Security types are defined on pages 22 and 23.


                                                  www.americancentury.com      5


Prime Money Market--Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

HOW DID YOU ACCOMPLISH THE SHIFT IN PRIME'S WAM?

     The first step was to reallocate some of the proceeds from the portfolio's maturing commercial paper (CP). As some of the securities matured, we allowed Prime's CP exposure to fall from roughly 71% at the end of August 1998 to about 62% by the end of February. (See the charts on the previous page.)

     We used the proceeds to double the portfolio's exposure to certificates of deposit (CDs). Because many of the CDs we added were on the long end of Prime's investment spectrum--maturing in about one year--we were able to extend the WAM. By the end of February, roughly 11% of Prime's portfolio was invested in CDs, up from around 5% at the end of August last year.

WHAT IMPACT DID THAT STRATEGY HAVE ON PRIME'S OVERALL CREDIT QUALITY?

     The increase in CDs and the decrease in CP substantially raised the portfolio's overall credit quality. (See the table at left.) That's because most of the CDs we added were issued by international banks with solid credit ratings. By the end of February, about 96% of the fund's holdings were A-1+, up significantly from about 64% six months ago.

GOING FORWARD, WHAT'S YOUR OUTLOOK FOR INTEREST RATES AND THE U.S. ECONOMY?

     The U.S. economy was bolstered by the Fed's interest rate cuts but remains vulnerable to financial events overseas. Consumer confidence and spending remain one of the main drivers of the economy, which expanded at an annualized 6% during the final quarter of 1998--the fastest quarterly expansion in over two years. Nevertheless, there's still some mild weakness in the corporate and manufacturing sectors, and inflation remains tame.

     In light of those somewhat mixed signals, we think that the Fed is likely to maintain the same "wait-and-see" approach toward interest rates that it's taken so far this year. That argues for greater overall interest rate stability for the near term. But because market expectations can significantly impact interest rates, we could see some intermittent bouts of volatility as investors attempt to gauge inflation prospects and future Fed actions.

GIVEN THAT OUTLOOK, WHAT ARE YOUR IMMEDIATE PLANS FOR PRIME?

     Steady as she goes for now. Because we don't expect the Fed to change rates anytime soon, we will probably keep Prime's WAM longer than its historical norm. That should help enhance the fund's yield and add to returns. To accomplish that strategy, we expect to keep our concentration in CDs, which should also help to maintain the portfolio's high overall credit quality.

[left margin]

"BECAUSE MANY OF THE CDS WE ADDED WERE ON THE LONG END OF PRIME'S INVESTMENT SPECTRUM --MATURING IN ABOUT ONE YEAR-- WE WERE ABLE TO EXTEND THE WAM."

PORTFOLIO COMPOSITION BY CREDIT RATING
                     % OF FUND INVESTMENTS
                    AS OF             AS OF
                   2/28/99           8/31/98
A-1+                 96%               64%
A-1                   4%               34%
A-2                  --                 2%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page 21 for more information.

"BECAUSE WE DON'T EXPECT THE FED TO CHANGE RATES ANYTIME SOON, WE WILL PROBABLY KEEP PRIME'S WAM LONGER THAN ITS HISTORICAL NORM."


6      1-800-345-2021


Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------

FEBRUARY 28, 1999

Principal Amount                                                        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1)--62.4%
AUTOMOBILES & AUTO PARTS--0.6%
             $ 17,000,000  BMW U.S. Capital Corp., 4.80%,
                              4/29/99                             $   16,866,267
                                                                 ---------------
BANKING--12.6%
               25,000,000  Abbey National North America
                              Corp., 4.76%, 6/7/99                    24,675,919
               22,000,000  ANZ (Delaware) Inc., 5.03%,
                              3/17/99                                 21,950,818
               10,000,000  Banco de Galicia y Buenos Aires
                              S.A. de C.V., 4.86%, 8/19/99
                              (LOC: Bayerische Hypo-Und
                              Vereinsbank, A.G.)                       9,769,150
               17,000,000  BIL North America, Inc., 4.98%,
                              4/7/99                                  16,912,989
                5,000,000  First Union National Bank, 4.80%,
                              8/19/99                                  4,886,000
               42,500,000  Generale Bank, Inc., 4.83%-4.89%,
                              4/7/99-4/26/99                          42,236,652
               20,000,000  Lloyds Bank Plc, 4.81%, 7/7/99             19,657,956
              100,000,000  National Australia Bank Ltd. SA,
                              4.77%-4.99%,
                              3/22/99-5/24/99                         99,325,512
               84,286,000  Spintab-Swedmortgage AB,
                              4.84%-5.06%,
                              4/12/99-8/13/99                         83,260,246
               40,000,000  Unibanco-Uniao de Bancos
                              Brasileiros S.A. Grand Cayman,
                              5.45%-5.48%,
                              4/15/99-6/28/99 (LOC:
                              Bayerische Hypo-Und
                              Vereinsbank, A.G.)                      39,502,694
                                                                 ---------------
                                                                     362,177,936
                                                                 ---------------
CHEMICALS & RESINS--1.0%
               30,000,000  du Pont (E.I.) de Nemours & Co.,
                              4.87%, 5/27/99                          29,646,925
                                                                 ---------------
CREDIT CARD & TRADE RECEIVABLES--6.8%
               65,000,000  Corporate Receivables Corp.,
                              4.83%-5.25%,
                              3/3/99-5/5/99 (Acquired
                              11/9/98-2/11/99,
                              Cost $64,236,154)(2)                    64,717,113
              132,000,000  Dakota Certificates (Citibank),
                              4.79%-5.10%,
                              3/12/99-6/2/99 (Acquired
                              12/10/98-2/18/99, Cost
                              $130,290,930)(2)                       130,995,372
                                                                 ---------------
                                                                     195,712,485
                                                                 ---------------
ENERGY (PRODUCTION & MARKETING)--13.1%
                5,000,000  Chevron Transport Corp., 4.84%,
                              4/8/99 (Acquired 2/19/99,
                              Cost $4,967,733)(2)                      4,974,456

Principal Amount                                                        Value
--------------------------------------------------------------------------------
$              44,000,000  Chevron Transport Corp.,
                              4.84%-5.09%,
                              3/4/99-5/20/99                      $   43,871,507
               34,000,000  Chevron U.K. Investment PLC,
                              4.84%-5.00%,
                              3/19/99-4/27/99                         33,811,732
               62,000,000  Equilon Enterprises LLC,
                              4.79%-5.09%,
                              3/12/99-4/28/99                         61,725,118
               66,000,000  Motiva Enterprises LLC,
                              5.11%-5.18%,
                              3/4/99-3/11/99                          65,935,582
               74,350,000  Petrobras International Finance
                              Co., 4.82%-5.05%,
                              3/9/99-9/8/99 (LOC:
                              Barclays Bank PLC)                      73,703,973
               94,468,000  Sand Dollar Funding LLC,
                              4.83%-4.87%,
                              3/12/99-4/29/99 (Acquired
                              1/7/99-1/26/99, Cost
                              $93,465,537)(2)                         94,051,525
                                                                 ---------------
                                                                     378,073,893
                                                                 ---------------
FINANCIAL SERVICES--19.4%
               15,000,000  Deutsche Bank Financial, Inc.,
                              4.83%, 5/11/99 (Acquired
                              2/10/99, Cost $14,818,875)(2)           14,857,113
               54,000,000  Falcon Asset Securities Corp.,
                              4.86%-4.88%,
                              3/15/99-4/20/99 (AMBAC)
                              (Acquired 2/17/99-2/26/99,
                              Cost $53,707,576)(2)                    53,761,082
               10,000,000  Finans Funding Corp. II, 4.85%,
                              6/3/99                                   9,873,361
               30,000,000  Garanti Funding Corp. I, 4.78%,
                              8/2/99 (LOC: Bayerische
                              Hypo-Und Vereinsbank, A.G.)             29,386,567
               24,000,000  Garanti Funding Corp. II,
                              4.79%-4.80%,
                              7/29/99-7/30/99                         23,519,425
               80,300,000  General Electric Capital Corp.,
                              4.59%-5.46%,
                              3/1/99-6/25/99                          79,705,055
               61,000,000  General Electric Financial
                              Assurance Holdings,
                              4.84%-4.90%,
                              3/9/99-5/17/99                          60,635,842
               45,000,000  Morgan Stanley Dean Witter,
                              Discover & Co., 4.80%-5.23%,
                              3/5/99-4/5/99                           44,867,553
               10,000,000  Toyota Motor Credit Corp., 4.85%,
                              3/3/99                                   9,997,305
               71,650,000  Transamerica Asset Funding Corp.,
                              4.86%-5.20%,
                              3/12/99-5/13/99 (Acquired
                              12/7/98-2/26/99, Cost
                              $70,840,404)(2)                         71,131,464

See Notes to Financial Statements


                                                  www.americancentury.com      7


Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 1999

Principal Amount                                                        Value
--------------------------------------------------------------------------------
$              25,000,000  WCP Funding Inc., 4.81%,
                              5/4/99 (AMBAC) (Acquired
                              2/1/99, Cost $24,692,694)(2)        $   24,786,222
              138,505,000  Windmill Funding Corp.,
                              4.84%-5.13%,
                              3/2/99-4/16/99 (LOC: ABN
                              Amro Bank N.V.) (Acquired
                              12/17/98-2/25/99, Cost
                              $137,138,363)(2)                       137,886,358
                                                                 ---------------
                                                                     560,407,347
                                                                 ---------------
INDUSTRIAL--0.3%
                8,000,000  Siebe plc, 4.92%, 3/1/99
                              (Acquired 10/23/98, Cost
                              $7,858,960)(2)                           8,000,000
                                                                 ---------------
INSURANCE--7.0%
               95,200,000  Marsh &  McLennan Companies,
                              Inc., 5.18%-5.38%,
                              3/24/99-5/21/99 (Acquired
                              8/26/98-11/12/98, Cost
                              $92,446,515)(2)                         94,530,507
               57,000,000  Prudential Funding Corp., 4.79%,
                              4/22/99-4/30/99                         56,571,561
               50,000,000  SAFECO Corp., 4.91%-5.15%,
                              3/8/99-4/19/99 (Acquired
                              12/4/98-1/5/99, Cost
                              $49,284,296)(2)                         49,771,781
                                                                 ---------------
                                                                     200,873,849
                                                                 ---------------
PRINTING & PUBLISHING--0.2%
                5,000,000  Reed Elsevier Inc., 4.83%,
                              3/26/99 (Acquired 12/31/98,
                              Cost $4,942,979)(2)                      4,983,229
                                                                 ---------------
RUBBER & PLASTICS--0.5%
               16,000,000  Formosa Plastics Corp. USA,
                              4.85%, 4/13/99 (LOC: Bank
                              of America N.T & S.A.)                  15,907,311
                                                                 ---------------
UTILITIES--0.9%
               25,000,000  National Rural Utilities
                              Cooperative Finance Corp.,
                              4.95%, 4/26/99                          24,807,500
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                             1,797,456,742
                                                                 ---------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES(3)--1.6%
               25,000,000  FFCB Discount Notes, 4.75%,
                              12/27/99                                24,007,118
               23,000,000  FNMA Discount Notes, 4.50%,
                              6/18/99                                 22,686,625
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                                        46,693,743
                                                                 ---------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES(3)--1.9%
$              20,000,000  FHLB, 5.63%, 5/5/99                    $   20,029,493
                5,600,000  FNMA MTN, 5.63%, 5/5/99                     5,605,710
                5,000,000  FNMA MTN, 6.29%, 5/7/99                     5,011,229
               25,000,000  SLMA MTN, 5.05%, 1/19/00                   25,000,000
                                                                 ---------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                     55,646,432
                                                                 ---------------

CORPORATE DEBT--13.7%
BANKING--0.3%
               10,000,000  Banc One Corp. MTN, VRN,
                              4.78%, 3/2/99, resets weekly
                              off the Federal Funds rate plus
                              0.03% with no caps                       9,998,249
                                                                 ---------------
FINANCIAL SERVICES--4.0%
               30,000,000  Abbey National Treasury
                              Services PLC MTN, VRN,
                              4.77%, 3/15/99, resets
                              monthly off the 1-month
                              LIBOR minus
                              0.165% with no caps                     29,990,942
               30,000,000  Credit Suisse First Boston Inc.
                              MTN, VRN, 5.00%, 3/1/99,
                              resets daily off the
                              Federal Funds rate plus
                              0.11% with no caps
                              (Acquired 4/15/98-
                              7/23/98, Cost $30,000,000)(2)           30,000,000
               20,000,000  General Electric Capital Corp.
                              MTN, Series A, VRN, 5.14%,
                              3/4/99, resets
                              quarterly off the 3-month
                              LIBOR minus 0.135% with
                              no caps                                 19,997,190
               25,000,000  General Electric Capital Corp.,
                              VRN, 4.89%, 4/16/99, resets
                              quarterly off the 3-month LIBOR
                              minus 0.08% with no
                              caps                                    25,000,000
               10,000,000  Merrill Lynch & Co., Inc. MTN,
                              Series B, VRN,  5.21%,
                              4/6/99, resets quarterly off the
                              3-month LIBOR plus 0.15%
                              with no caps                            10,002,032
                                                                 ---------------
                                                                     114,990,164
                                                                 ---------------
INSURANCE--9.4%
              100,000,000  General American Life Insurance
                              Company, VRN, 5.14%, 3/1/99,
                              resets monthly off the 1-month
                              LIBOR plus 0.20% with no caps
                              (Acquired 1/3/97-7/7/97, Cost
                              $100,000,000)(2)                       100,000,000

                        See Notes to Financial Statements


8      1-800-345-2021


Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 1999

Principal Amount                                                        Value
--------------------------------------------------------------------------------
$              45,000,000  Jackson National Life Insurance
                              Co., VRN,  5.13%, 3/10/99,
                              resets monthly off the 1-month
                              LIBOR plus 0.19% with no
                              caps (Acquired 6/10/98, Cost
                              $45,000,000)(2)                     $   45,000,000
               55,000,000  Transamerica Life Insurance Co.,
                              VRN, 5.07%, 3/1/99, resets
                              monthly off the 1-month
                              LIBOR plus 0.13% with no caps
                              (Acquired  11/4/98, Cost
                              $55,000,000)(2)                         55,000,000
               70,400,000  Travelers Insurance Company (The),
                              VRN, 4.98%, 3/9/99-3/22/99,
                              resets monthly off the 1-month
                              LIBOR plus 0.04% with no caps
                              (Acquired 5/22/98-6/8/98,
                              Cost $70,400,000)(2)                    70,400,000
                                                                 ---------------
                                                                     270,400,000
                                                                 ---------------
TOTAL CORPORATE DEBT                                                 395,388,413
                                                                 ---------------

ASSET-BACKED SECURITIES--4.0%
                   98,213  Americredit Automobile Receivables Trust,
                              Series 1998 B, Class A1 SEQ, 5.63%,
                              6/12/99                                     98,213
                8,329,312  Americredit Automobile Receivables Trust,
                              Series 1998 C, Class A1 SEQ, 5.64%,
                              9/12/99                                  8,329,312
               18,108,874  Americredit Automobile Receivables Trust,
                              Series 1998 D, Class A1 SEQ, 5.20%,
                              11/12/99                                18,108,874
               13,000,000  Americredit Automobile Receivables Trust,
                              Series 1999 A, Class A1 SEQ, 4.98%,
                              3/12/00                                 13,000,000
                7,357,887  Caterpillar Financial Asset Trust,
                              Series 1998 A, Class A1 SEQ,
                              5.64%, 7/26/99                           7,357,887
               23,462,134  Ford Credit Auto Owner Trust,
                              Series 1999 A, Class A1 SEQ,
                              5.01%, 7/15/99                          23,462,134
               20,144,319  Household Automobile Revolving Trust I,
                              Series 1998-1, Class A1 SEQ,
                              5.33%, 12/17/99                         20,144,319
               23,000,000     WFS Financial Owner Trust,
                              Series 1999 A, Class A1 SEQ,
                              5.01%, 2/20/00 (FSA)                    23,000,000
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                        113,500,739
                                                                 ---------------

CERTIFICATES OF DEPOSIT--11.3%
               41,500,000  Abbey National Treasury Services
                              PLC, 5.04%, 2/8/00                      41,487,844

Principal Amount                                                        Value
--------------------------------------------------------------------------------
$              18,500,000  Bayerische Landesbank
                              Girozentrale (New York), 4.94%,
                              11/19/99                            $   18,499,913
               28,000,000  Commerzbank AG (New York),
                              5.08%, 9/28/99                          28,005,650
               60,000,000  Deutsche Bank AG, (New York)
                              5.70%-5.74%,
                              3/5/99-5/12/99                          59,996,618
               75,000,000  National Westminster Bank PLC
                              (New York), 4.98%-5.06%,
                              1/10/00-2/9/00                          74,983,173
               51,000,000  Royal Bank of Canada (New
                              York), 5.07%-5.12%,
                              2/10/00-2/18/00                         50,983,744
               13,000,000  Union Bank of California, 5.00%,
                              5/3/99                                  13,000,000
               38,600,000  Westdeutsche Landesbank (New
                              York), 4.90%-5.13%,
                              9/15/99-10/12/99                        38,609,934
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT                                        325,566,876
                                                                 ---------------

BANK NOTES--5.1%
               22,000,000  American Express Centurion Bank,
                              VRN, 4.88%, 3/9/99-3/16/99,
                              resets monthly off the
                              1-month LIBOR
                              minus 0.06% with no caps                22,000,000
               21,000,000  American Express Centurion Bank,
                              VRN, 4.88%, 3/18/99, resets
                              monthly off the 1-month LIBOR
                              minus 0.055% with no caps               21,000,000
               10,000,000  American Express Centurion Bank,
                              VRN, 4.97%, 3/8/99, resets
                              monthly off the 1-month LIBOR
                              plus 0.03% with no caps                 10,000,921
               25,000,000  First National Bank of Chicago,
                              4.85%, 5/19/99                          25,000,000
               25,000,000  KeyBank N.A., VRN, 4.89%,
                              3/23/99, resets monthly off
                              the 1-month LIBOR minus
                              0.045% with no caps                     24,997,918
               15,000,000  U.S. Bank NA Minnesota, VRN,
                              4.82%, 3/17/99, resets
                              monthly off the 1-month LIBOR
                              minus 0.12% with no caps                14,998,382
               30,000,000  U.S. Bank NA Minnesota, VRN,
                              4.88%, 3/8/99, resets monthly
                              off the 1-month LIBOR minus
                              0.06% with no caps                      29,996,431
                                                                 ---------------
TOTAL BANK NOTES                                                     147,993,652
                                                                 ---------------
TOTAL INVESTMENT SECURITIES--100.0%                               $2,882,246,597
                                                                 ===============

See Notes to Financial Statements


                                                  www.americancentury.com      9


Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 1999

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MTN = Medium Term Note

SLMA = Student Loan Marketing Association

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective February 28, 1999.

(1)  The rates for commercial paper are the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 1999, was $1,054,846,222 which represented 36.9% of net assets. Restricted securities considered illiquid represent 6.0% of net assets.

(3) The rates for U.S. Government Agency Discount Notes are the yield to maturity at purchase. The rates for other U.S. Government Agency securities are the stated coupon rates.

--------------------------------------------------------------------------------
UNDERSTANDING THE SCHEDULE OF INVESTMENTS--This schedule tells you which investments your fund owned on the last day of the reporting period.

The schedule includes:

* a list of each investment

* the principal amount of each investment

* the amortized cost of each investment

* the percentage of total investments in each industry, as applicable

* the percent and dollar breakdown of each investment category

                        See Notes to Financial Statements


10      1-800-345-2021


Statement of Assets and Liabilities
--------------------------------------------------------------------------------

FEBRUARY 28, 1999

ASSETS
Investment securities, at value
  (amortized cost and
  cost for federal income tax purposes) ................        $ 2,882,246,597
Cash ...................................................              4,988,271
Interest receivable ....................................             10,128,723
                                                                ---------------
                                                                  2,897,363,591
                                                                ---------------
LIABILITIES
Disbursements in excess
  of demand deposit cash ...............................             15,126,095
Payable for capital shares redeemed ....................             25,108,138
Accrued management fees (Note 2) .......................              1,305,027
Distribution and service fee
  payable (Note 2) .....................................                  1,217
Dividends payable ......................................                721,928
Payable for trustees' fees
  and expenses .........................................                  6,019
                                                                ---------------
                                                                     42,268,424
                                                                ---------------

Net Assets .............................................        $ 2,855,095,167
                                                                ===============

NET ASSETS CONSIST OF:
Capital paid in ........................................        $ 2,855,451,853
Accumulated net realized loss
  on investment transactions ...........................               (356,686)
                                                                ---------------
                                                                $ 2,855,095,167
                                                                ===============

Investor Class
Net assets .............................................        $ 2,851,880,307
Shares outstanding .....................................          2,852,236,973
Net asset value per share ..............................        $          1.00

Advisor Class
Net assets .............................................        $     3,214,860
Shares outstanding .....................................              3,214,880
Net asset value per share ..............................        $          1.00

--------------------------------------------------------------------------------
UNDERSTANDING THE STATEMENT OF ASSETS AND LIABILITIES--This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund's net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

NET ASSETS are also broken down by capital (money invested by shareholders); and net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

See Notes to Financial Statements


                                                 www.americancentury.com      11


Statement of Operations
--------------------------------------------------------------------------------

YEAR ENDED FEBRUARY 28, 1999

INVESTMENT INCOME
Income:
Interest ...............................................          $ 118,945,493
                                                                  -------------
Expenses (Note 2):
Management fees ........................................             12,859,387
Distribution fees -- Advisor Class .....................                  3,673
Service fees -- Advisor Class ..........................                  3,673
Trustees' fees and expenses ............................                 78,852
                                                                  -------------
  Total expenses .......................................             12,945,585
Amount waived ..........................................               (360,585)
                                                                  -------------
  Net expenses .........................................             12,585,000
                                                                  -------------
Net investment income ..................................            106,360,493
                                                                  -------------

REALIZED LOSS ON INVESTMENTS
Net realized loss on investments .......................                (18,522)
                                                                  -------------
Net Increase in Net Assets
  Resulting from Operations ............................          $ 106,341,971
                                                                  =============

--------------------------------------------------------------------------------
UNDERSTANDING THE STATEMENT OF OPERATIONS--This statement breaks out how the fund's net assets changed during the period as a result of the fund's operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions.

Fund OPERATIONS include:

* income earned from investments

* management fees and other expenses

* gains or losses from selling investments (known as realized gains or losses)

See Notes to Financial Statements


12      1-800-345-2021


Statements of Changes in Net Assets
--------------------------------------------------------------------------------

YEARS ENDED FEBRUARY 28, 1999 AND FEBRUARY 28, 1998

Increase in Net Assets                               1999                 1998

OPERATIONS
Net investment income ....................   $   106,360,493    $    67,224,070
Net realized gain (loss)
  on investments .........................           (18,522)            24,038
                                             ---------------    ---------------
Net increase in net assets
  resulting from operations ..............       106,341,971         67,248,108
                                             ---------------    ---------------

DISTRIBUTIONS TO
SHAREHOLDERS From net investment income:
  Investor Class .........................      (106,293,927)       (67,224,070)
  Advisor Class ..........................           (66,566)              --
                                             ---------------    ---------------
Decrease in net assets
  from distributions .....................      (106,360,493)       (67,224,070)
                                             ---------------    ---------------

CAPITAL SHARE
TRANSACTIONS (NOTE 3)
Net increase in net assets
  from capital share transactions ........     1,437,803,002        205,296,326
                                             ---------------    ---------------
Net increase in net assets ...............     1,437,784,480        205,320,364

NET ASSETS
Beginning of period ......................     1,417,310,687      1,211,990,323
                                             ---------------    ---------------
End of period ............................   $ 2,855,095,167    $ 1,417,310,687
                                             ===============    ===============

--------------------------------------------------------------------------------
UNDERSTANDING THE STATEMENTS OF CHANGES IN NET ASSETS--These statements show how the fund's net assets changed over the past two reporting periods. It details how much the fund grew or shrank as a result of:

* operations--a summary of the Statement of Operations from the previous page for the most recent period

* distributions--income distributed to shareholders

* share transactions--shareholders' purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

See Notes to Financial Statements


                                                 www.americancentury.com      13


Notes to Financial Statements
--------------------------------------------------------------------------------

FEBRUARY 28, 1999

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 as an open-end management investment company. Prime Money Market Fund (the fund) is the only fund issued by the trust. The fund seeks the highest level of current income consistent with preservation of capital. The fund buys high quality (first tier), U.S. dollar denominated money market instruments and other short-term obligations of banks, governments, and corporations. The fund is authorized to issue two classes of shares: the Investor Class and the Advisor Class. The two classes of shares differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Sale of the Advisor Class commenced August 28, 1998. The following significant accounting policies are in accordance with generally accepted accounting principles; these principles may require the use of estimates by fund management.

     SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

     SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

     INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Discounts and premiums are accreted/amortized daily on a straight-line basis.

     INCOME TAX STATUS -- It is the fund's policy to distribute all taxable income and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

     DISTRIBUTIONS -- Distributions from net investment income are declared and credited daily and distributed monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

     Accumulated net realized capital loss carryovers of $356,686 (expiring in 2001 through 2007) may be used to offset future taxable gains.

     ADDITIONAL INFORMATION -- Funds Distributor, Inc. (FDI) is the trust's distributor. Certain officers of FDI are also officers of the trust.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH RELATED PARTIES

     The trust has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM) that provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. Expenses excluded from this agreement are brokerage, taxes, portfolio insurance, interest, fees and expenses of the Trustees who are not considered "interested persons" as defined in the Investment Company Act of 1940 (including counsel fees) and extraordinary expenses. The fee is calculated daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.2570% to 0.3700% and the rates for the Complex Fee (Investor Class) range from 0.2900% to 0.3100%. The Advisor Class is 0.2500% less at each point within the range. For the year ended February 28, 1999, the effective annual Investor Class management fee net of amount waived, was 0.58%. ACIM waived expenses which exceeded 0.50% of average daily net assets through May 31, 1998.

     The Board of Trustees has adopted the Advisor Class Master Distribution and Shareholder Services Plan (the plan), pursuant to Rule 12b-1 of the Investment Company Act of 1940. The plan provides that the fund will pay ACIM an annual distribution fee equal to 0.25% and annual service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers,


14      1-800-345-2021


Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)

FEBRUARY 28, 1999

and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIM, its affiliates or independent third party providers. Fees incurred by the fund under the plan during the period August 28, 1998 through February 28, 1999 were $7,346.

    Certain officers and Trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, and the trust's transfer agent, American Century Services Corporation.

--------------------------------------------------------------------------------
3. CAPITAL SHARE TRANSACTIONS

  Transactions in shares of the fund were as follows (unlimited number of shares authorized):

                                                SHARES                AMOUNT
INVESTOR CLASS
Year ended  February 28, 1999
Sold ...................................      4,559,290,594     $ 4,559,290,594
Issued in connection with
  acquisition (Note 4) .................      1,201,153,326       1,201,069,659
Issued in reinvestment
  of distributions .....................        100,856,205         100,856,205
Redeemed ...............................     (4,426,628,336)     (4,426,628,336)
                                            ---------------     ---------------
Net increase ...........................      1,434,671,789     $ 1,434,588,122
                                            ===============     ===============

Year ended  February 28, 1998
Sold ...................................      2,330,994,339     $ 2,330,994,339
Issued in reinvestment
  of distributions .....................         63,902,564          63,902,564
Redeemed ...............................     (2,189,600,577)     (2,189,600,577)
                                            ---------------     ---------------
Net increase ...........................        205,296,326     $   205,296,326
                                            ===============     ===============

ADVISOR CLASS
Period ended  February 28, 1999(1)
Sold ...................................          1,319,681     $     1,319,681
Issued in connection with
  acquisition (Note 4) .................          2,242,355           2,242,355
Issued in reinvestment
  of distributions .....................             65,984              65,984
Redeemed ...............................           (413,140)           (413,140)
Net increase ...........................          3,214,880     $     3,214,880

(1) August 28, 1998 (acquisition date -- see Note 4) through February 28, 1999.


                                                 www.americancentury.com      15


Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)
FEBRUARY 28, 1999

--------------------------------------------------------------------------------
4. REORGANIZATION PLAN

     On August 28, 1998, Prime Money Market Fund (Prime) acquired all of the net assets of the American Century - Benham Cash Reserve Fund (Cash Reserve), pursuant to a plan of reorganization approved by the acquired fund's shareholders on August 7, 1998. Prime is the surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization.

     The acquisition was accomplished by a tax-free exchange of 1,201,153,326 shares of Prime Investor Class for 1,201,153,326 shares of Cash Reserve Investor Class outstanding on August 28, 1998 and 2,242,355 shares of Prime Advisor Class for 2,242,355 shares of Cash Reserve Advisor Class outstanding on August 28, 1998. Immediately before the acquisition, the net assets of Prime were $1,641,758,871, consisting only of the Investor Class. The net assets of Cash Reserve immediately before the acquisition were $1,203,312,014, consisting of $1,201,069,659 Investor Class net assets and $2,242,355 Advisor Class net assets. Immediately after the acquisition, the combined net assets of the fund were $2,845,070,885, which consisted of $2,842,828,530 Investor Class net assets and $2,242,355 Advisor Class net assets.

     Prime acquired capital loss carryforwards of $83,667. These acquired capital loss carryforwards are subject to limitations on their use under the Internal Revenue Code, as amended.

5. SUBSEQUENT EVENTS

   The following name change became effective March 1, 1999:

              ==================================================================
               NEW NAME                  FORMER NAME
              ==================================================================

   FUND:       Prime Money Market Fund   American Century - Benham Prime Money
                                         Market Fund


16      1-800-345-2021


Prime Money Market--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED FEBRUARY 28 (EXCEPT AS NOTED)

                                                                         Investor Class
                                          1999              1998              1997            1996(1)             1995
PER-SHARE DATA
Net Asset Value, Beginning of Year   $        1.00     $        1.00     $        1.00     $        1.00     $        1.00
                                     -------------     -------------     -------------     -------------     -------------
Income From Investment Operations

  Net Investment Income ..........            0.05              0.05              0.05              0.06              0.05
                                     -------------     -------------     -------------     -------------     -------------
Distributions
  From Net Investment Income .....           (0.05)            (0.05)            (0.05)            (0.06)            (0.05)
                                     -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of Year .....   $        1.00     $        1.00     $        1.00     $        1.00     $        1.00
                                     =============     =============     =============     =============     =============
  Total Return(2) ................            5.07%             5.29%             5.04%             5.60%             4.93%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ..........            0.58%             0.50%             0.50%             0.48%             0.04%
Ratio of Operating Expenses
  to Average
Net Assets (Before Expense Waiver)            0.60%             0.63%             0.63%             0.62%             0.71%
Ratio of Net Investment Income
  to Average Net Assets ..........            4.91%             5.17%             4.92%             5.43%             5.28%
Ratio of Net Investment Income
  to Average  Net Assets
  (Before Expense Waiver) ........            4.89%             5.04%             4.79%             5.29%             4.61%
Net Assets, End of Year
  (in thousands) .................   $   2,851,880     $   1,417,311     $   1,211,990     $   1,270,653     $   1,509,863

(1)  Year ended February 29, 1996.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

--------------------------------------------------------------------------------
UNDERSTANDING THE FINANCIAL HIGHLIGHTS--These statements itemize current period activity and statistics and provide comparison data for the last five fiscal years (or less, if the class is not five years old).

On a per-share basis, it includes:

* share price at the beginning of the period

* investment income

* income distributions paid to shareholders

* share price at the end of the period

It also includes some key statistics for the period:

* total return--the overall percentage return of the fund, assuming reinvestment of all distributions

* expense ratio--operating expenses as a percentage of average net assets

* net income ratio--net investment income as a percentage of average net assets

See Notes to Financial Statements


                                                 www.americancentury.com      17


Prime Money Market--Financial Highlights
--------------------------------------------------------------------------------

                        FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

                                              Advisor Class
                                                 1999(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period .........    $1.00
                                                ---------
Income From Investment Operations
  Net Investment Income ......................    0.02
                                                ---------
Distributions
  From Net Investment Income .................   (0.02)
                                                ---------
Net Asset Value, End of Period ...............    $1.00
                                                =========
  Total Return(2) ............................    2.31%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ......................  0.85%(3)
Ratio of Net Investment Income
  to Average Net Assets ......................  4.53%(3)
Net Assets, End of Period
  (in thousands) .............................   $3,215

(1)  August 28, 1998 (acquisition date -- see Note 4) through February 28, 1999.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements


18      1-800-345-2021


Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Shareholders of the  Prime Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Prime Money Market Fund, formerly the American Century - Benham Prime Money Market Fund, (the "Fund") at February 28, 1999, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for each of the three years in the period ended February 28, 1997, were audited by other auditors, whose report, dated April 4, 1997, expressed an unqualified opinion on those highlights. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                                                      PricewaterhouseCoopers LLP

Kansas City, Missouri
March 29, 1999


                                                 www.americancentury.com      19

Share Class and Retirement Account Information
--------------------------------------------------------------------------------

SHARE CLASSES

     Two classes of shares are authorized for sale by the fund: Investor Class and Advisor Class.

     INVESTOR CLASS shareholders do not pay any commissions or other fees for purchase of fund shares directly from American Century. Investors who buy
Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee. THE PRICE AND PERFORMANCE OF THE INVESTOR CLASS SHARES ARE LISTED IN NEWSPAPERS. NO OTHER CLASS IS CURRENTLY LISTED.

     ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50% Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which the Advisor Class shares are purchased. The total expense ratio of the Advisor Class is 0.25% higher than the total expense ratio of the Investor Class.

     Both classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

     As required by law, any distributions you receive from an IRA and certain 403(b) distributions [not eligible for rollover to an IRA or to another 403(b)] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid for six months from the date of receipt at American Century. Even if you plan to rollover the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax within six months prior to the withdrawal.

     When you plan to withdraw, you may make your election by completing our Exchange/Redemption form or an IRS Form W-4P. Call American Century for either form. Your written election is valid for only six months from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

     Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.


20      1-800-345-2021


Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 38 fixed-income funds, ranging from money market funds to long-term bond funds and including both taxable and tax-exempt funds. Each fund is managed to provide a "pure play" on a specific sector of the fixed-income market. To ensure adherence to this principle, the basic structure of each fund's portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions. Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies

     PRIME MONEY MARKET is a money market fund that seeks to provide interest income by investing in a diversified portfolio of short-term money market securities. The fund must maintain a weighted average maturity of 90 days or less.

     An investment in Prime Money Market is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons. It is not an investment product available for purchase.

     The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The Lipper category for the Prime Money Market fund is:

     MONEY MARKET INSTRUMENT FUNDS--funds that intend to maintain a stable net asset value and that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.

CREDIT RATING GUIDELINES

     Credit quality (the issuer's financial strength and the likelihood of timely payment of interest and principal) is a key factor in fixed-income investment analysis. Credit ratings issued by independent rating and research companies such as Standard & Poor's help quantify credit quality--the stronger the issuer, the higher the credit rating. In turn, credit quality and ratings greatly influence the prices and yields of fixed-income securities--high ratings mean higher prices and less current income (yield) as compensation for risk.

     But credit ratings are subjective. They reflect the opinions of the rating agencies that issue them and are not absolute standards of quality. Furthermore, high credit ratings do not guarantee good investment performance

[right margin]

INVESTMENT TEAM LEADERS

PORTFOLIO MANAGERS
     JOHN WALSH
     DENISE TABACCO

CREDIT RESEARCH MANAGER
     GREG AFIESH


                                                 www.americancentury.com      21


Glossary
--------------------------------------------------------------------------------

RETURNS

* TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

* AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year returns, please refer to the "Financial Highlights" on pages 17-18.

YIELDS

* 7-DAY CURRENT YIELD is calculated based on the income generated by an investment in the fund over a seven-day period and is expressed as an annual percentage rate.

* 7-DAY EFFECTIVE YIELD is calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

PORTFOLIO STATISTICS

* NUMBER OF ISSUERS--the number of entities that issued securities held by the fund on a given date.

* WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the more interest rate exposure and sensitivity the portfolio has.

* EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to Financial Statements.)

TYPES OF MONEY MARKET SECURITIES

* ASSET-BACKED SECURITIES--debt securities that represent ownership in a pool of receivables, such as credit card debt, auto loans, or mortgages.

* CERTIFICATES OF DEPOSIT (CDS)--CDs represent a bank's obligation to repay money deposited with it for a specified period of time. Different types of CDs have different issuers. For example, Yankee CDs are issued by U.S. branches of foreign banks, and Eurodollar CDs are issued in London by Canadian, European, and Japanese banks.

* COMMERCIAL PAPER (CP)--short-term debt issued by large corporations to raise cash and to cover current expenses in anticipation of future revenues. The maximum maturity for CP is 270 days, although most CP is issued in a one- to 50-day maturity range. CP rates generally track those of other widely traded money market instruments, such as Treasury bills and certificates of deposit, but they are also influenced by the maturity date and the size and credit rating of the issuer.

* VARIABLE-RATE NOTES (VRNS)--debt securities whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). VRNs are considered derivatives because they "derive" their


22      1-800-345-2021


Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

interest rates from their designated base rates. However, VRNs are not "risky" derivatives--their behavior is similar to that of their designated base rates. The SEC has recognized this similarity and does not consider VRNs to be inappropriate investments for money market funds.

* U.S. GOVERNMENT AGENCY SECURITIES--debt securities issued by U.S. government agencies (such as the Federal Farm Credit Bank and the Federal Home Loan Bank). Some agency securities are backed by the full faith and credit of the U.S.
government, while most are guaranteed only by the issuing agency. These securities are issued with maturities ranging from three months to 30 years. Money market funds invest in these securities when they have remaining maturities of 13 months or less.

FUND CLASSIFICATIONS

INVESTMENT OBJECTIVE

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

* CAPITAL PRESERVATION--Offers taxable and tax-free money market funds for relative stability of principal and liquidity, allowing maximum portfolio diversification.

* INCOME--Offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

* GROWTH & INCOME--Offers funds that emphasize both growth and income, diversification, varying capitalization sizes, and different investment styles and strategies.

* GROWTH--Offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price fluctuation risk.

RISK

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs.

* CONSERVATIVE--these funds generally provide lower return potential with either low or minimal price fluctuation risk.

* MODERATE-- these funds generally provide moderate return potential with moderate price fluctuation risk.

* AGGRESSIVE-- these funds generally provide high return potential with corresponding high price fluctuation risk.


                                                 www.americancentury.com      23


Notes
--------------------------------------------------------------------------------


24      1-800-345-2021


[inside back cover]

===============================================================================
INVESTMENT OBJECTIVE - CAPITAL PRESERVATION
===============================================================================

                  RISK LEVEL - CONSERVATIVE

TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS

Premium  Capital Reserve        FL Municipal Money Market
Prime Money Market              CA Municipal Money Market
Premium Government Reserve      CA Tax-Free Money Market
Government Agency               Tax-Free Money Market
   Money Market
Capital Preservation

===============================================================================
INVESTMENT OBJECTIVE - INCOME
===============================================================================

                   RISK LEVEL - AGGRESSIVE

TAXABLE BONDS                   TAX-FREE BONDS

Target 2025*                    CA High-Yield Municipal
Target 2020*                    High-Yield Municipal
Target 2015*
Target 2010*
High-Yield
International Bond

                    RISK LEVEL - MODERATE

TAXABLE BONDS                   TAX-FREE BONDS

Long-Term Treasury              CA Long-Term Tax-Free
Target 2005*                    Long-Term Tax-Free
Bond                            CA Insured Tax-Free
Premium Bond

                   RISK LEVEL - CONSERVATIVE

TAXABLE BONDS                   TAX-FREE BONDS

Intermediate-Term Bond          CA Intermediate-Term Tax-Free
Intermediate-Term Treasury      AZ Intermediate-Term Municipal
GNMA                            FL Intermediate-Term Municipal
Inflation-Adjusted Treasury     Intermediate-Term  Tax-Free
Limited-Term Bond               CA Limited-Term  Tax-Free
Target 2000*                    Limited-Term Tax-Free
Short-Term Government
Short-Term Treasury

===============================================================================
INVESTMENT OBJECTIVE - GROWTH AND INCOME
===============================================================================

                     RISK LEVEL - AGGRESSIVE

DOMESTIC EQUITY

Small Cap Quantitative
Small Cap Value

                      RISK LEVEL - MODERATE

ASSET ALLOCATION/BALANCED       DOMESTIC EQUITY        SPECIALTY

Strategic Allocation --         Equity Growth          Utilities
   Aggressive                   Equity Index           Real Estate
Balanced                        Tax-Managed Value
Strategic Allocation --         Income & Growth
   Moderate                     Value
Strategic Allocation --         Equity Income
   Conservative

===============================================================================
INVESTMENT OBJECTIVE - GROWTH
===============================================================================

                      RISK LEVEL - AGGRESSIVE

DOMESTIC EQUITY                 SPECIALTY              INTERNATIONAL

New Opportunities               Global Gold            Emerging Markets
Giftrust(reg.sm)                                       International Discovery
Vista                                                  International Growth
Heritage                                               Global Growth
Growth
Ultra
Select

                       RISK LEVEL - MODERATE

SPECIALTY

Global Natural Resources



The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs.

For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.


[back cover]

[american century logo(reg.sm)]
American
Century

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

--------------------------------------------------------------------------------

American Century Investments                                      BULK RATE
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

9904                                                    Funds Distributor, Inc.
SH-BKT-15981                      (c)1999 American Century Services Corporation